DEFERRED VARIABLE PAYMENT OBLIGATION (Details Narrative) - USD ($)											3 Months Ended		12 Months Ended
	Mar. 01, 2021	Aug. 31, 2020	Aug. 27, 2020	Jul. 01, 2020	Apr. 22, 2020	Feb. 29, 2020	Dec. 30, 2019	Nov. 18, 2019	May 09, 2019	Feb. 01, 2019	May 31, 2026	May 31, 2021	Feb. 28, 2026		Feb. 28, 2025	May 31, 2020
Principal amount											$ 35,722,327		$ 33,672,294
Accrued payment											3,459,840		3,161,727		$ 1,901,258
Default on payments											$ 2,202,545		$ 1,901,259		904,377
Aggregate investment	$ 1,925,000
Shares, issued											387,232,589		267,872,804
Total payment obligation											$ 2,525,000		$ 2,525,000	[1]	2,525,000
Payment received											$ 0		$ 0		2,525,000
Cumulative interest percentage													600.00%
Debt instrument amount													$ 204,427
Investor [Member]
Maximum amount of debt				$ 800,000		$ 900,000				$ 900,000
Percentage of exchange rate		14.25%		2.75%	1.00%					9.00%
Debt instrument, date of first required payment						Feb. 29, 2020
Description of variable payments terms				If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment.							These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.		These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.
Description of disposition price			The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below, this aggregate asset disposition % was reduced from 43.77 % to 33.77%.								the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.		the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.
Principal amount			$ 1,925,000		$ 100,000	$ 109,000
Percentage of exchange rate			10.00%
Total payment obligation											$ 2,525,000		$ 2,525,000		$ 2,525,000
Investor [Member] | Series F Preferred Stock [Member]
Shares, issued	40
Warrants to purchase stock	367
Warrants term	5 years
Warrant, Exercise Price, Increase	$ 1.00
Warrants exercised												38
Fair value of warrants												$ 33,015,214
Investor [Member] | Maximum [Member]
Percentage of exchange rate	14.25%
Percentage of total asset disposition price	31.00%
Investor [Member] | Minimum [Member]
Percentage of exchange rate	9.65%
Percentage of total asset disposition price	21.00%
Investor [Member] | Similar Agreement [Member]
Description of variable payments terms				If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment
Investor [Member] | Agreement One [Member]
Principal amount										$ 900,000
Investor [Member] | Agreement Two [Member]
Principal amount								$ 225,000
Investor [Member] | Agreement Three [Member]
Principal amount				$ 800,000
Investor [Member] | Agreement [Member]
Description of disposition price			The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%
Investor One [Member]
Maximum amount of debt						400,000			$ 400,000
Percentage of exchange rate								2.25%	4.00%
Principal amount								$ 225,000
Advance amount																$ 116,000
Investor Two [Member]
Maximum amount of debt						50,000			$ 50,000
Percentage of exchange rate							1.00%		1.11%
Principal amount							$ 100,000
Advance amount						$ 50,000

[1]	Derived from audited information